Related parties - Summary (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
HIGHWORLD INVESTMENTS LTD
Related parties
Percentage of shares held by related party	37.26311%	37.49999%
ELQ Investors VIII Limited
Related parties
Percentage of shares held by related party	13.89125%	25.00%